Material accounting policies	12 Months Ended
Dec. 31, 2023
Material accounting policies
Material accounting policies
8	Material accounting policies

The Group has consistently applied the following accounting policies to all the periods presented in these consolidated financial statements.

a. Basis of consolidation

(i) Business combination

The Group accounts for business combinations under the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.

The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.

The consideration transferred in the acquisition is measured at fair value, as are the identifiable net assets acquired. Any goodwill that may arise is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Any contingent consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured and settlement is accounted for within equity. Otherwise, other contingent consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the contingent consideration are recognized in profit or loss.

If share-based payment awards (replacement awards) are required to be exchanged for awards held by the acquiree’s employee (acquiree’s awards), then all or a portion of the amount of the acquirer’s replacement awards is included in measuring the consideration transferred in the business combination. This determination is based on the market-based measure of the replacement awards compared with the market-based measure of the acquiree’s awards and the extent to which the replacement awards relate to pre-combination service.

(ii) Subsidiaries

Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date in which control commences until the date on which control ceases.

(iii) Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses (except for foreign currency translation gains or losses) arising from intra-group transactions, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

b. Foreign currency

(i) Foreign currency transactions

Transactions in foreign currencies are translated into the respective functional currencies of the Company and its subsidiaries by the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in foreign currency are translated at the exchange rate on the date of the transaction. Foreign currency differences are generally recognized in profit or loss and presented within finance costs.

However, foreign currency differences arising from the translation of investments abroad and the qualifying cash flow hedges to the extent that the hedges are effective are recognized in other comprehensive income.

(ii) Foreign operations

The Company’s subsidiaries functional currencies are:

Subsidiaries	Country of origin	Functional currency/ defined as
CI&T Delaware LLC	United States	Brazilian Reais (“R$” or “BRL”)
CI&T Software S.A. (“CI&T Brazil”)	Brazil	Brazilian Reais (“R$” or “BRL”)
CI&T Japan, Inc.	Japan	Yen
CI&T China Inc.	China	Yuan
CI&T Portugal Unipessoal Lda.	Portugal	Euro
CI&T Australia PTY Ltd.	Australia	Australian dollar (“AU$”)
Dextra Inc.	United States	US dollar (“US$” or “USD”)
CINQ Inc.	United States	US dollar (“US$” or “USD”)
CI&T Inc. (“CI&T US”)	United States	US dollar (“US$” or “USD”)
CI&T Software Inc. (“CI&T Canada”)	Canada	Canadian dollar
CI&T UK Limited. (“CI&T UK”)	United Kingdom	Pound sterling (“£” or “GBP”)
CI&T Colombia	Colombia	Colombian peso
CI&T Argentina S/A	Argentina	Argentinian Peso
CI&T Financial Services Solutions, LLC	United States	US dollar (“US$” or “USD”)
CI&T FinTech Services, Inc.	United States	US dollar (“US$” or “USD”)
Somo Global Ltd (“Somo”)	United Kingdom	Pound sterling (“£” or “GBP”)
Somo Custom Ltd	United Kingdom	Pound sterling (“£” or “GBP”)
Somo Global Inc.	United States	US dollar (“US$” or “USD”)
Somo Global SAS.	Colombia	Colombian peso
Ideonyx Ltd (in liquidation)	United Kingdom	Pound sterling (“£” or “GBP”)
Somo Ltd (dormant)	United Kingdom	Pound sterling (“£” or “GBP”)
CI&T Oceania PTY Ltd (“CI&T Oceania”)	Australia	Australian dollar (“AU$”)
Unconstrained Thinking PTY Ltd	Australia	Australian dollar (“AU$”)

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into Brazilian Reais at the exchange rates at the reporting date. The income and expenses of operations abroad are translated into Brazilian Reais at the monthly average exchange rates. Equity and non-monetary items that are measured based on historical cost in foreign currency are translated at the exchange rate on the date of the transaction.

Foreign currency differences are recognized in other comprehensive income and accumulated in the translation reserve.

c. Revenue from contracts with customers

The revenue is measured based on the consideration specified in the contract with the client. The Group recognizes revenue when it transfers control over the service to the customer.

The following table provides information on the nature and timing of satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies:

Type of service	Nature and timing of performance obligations	Revenue recognition
Services provision: software development; software maintenance; consultancy.

The Group has determined that the customer controls all work in progress as the services are provided. This is because, according to these contracts, services are provided according to the client’s specifications and, if a contract is terminated by the client, the Group will be entitled to reimbursement of the costs incurred to date, including a reasonable margin.

The associated revenue and costs are recognized over time. The progress of the performance obligation is measured based on the hours incurred.
Invoices are issued in accordance with contractual terms. Unbilled amounts are presented as contract assets.
Software License Agency	The Group acts as an agent in software license agreements between the developer and the customer.	Revenue related to fees as agent is recognized when contracts are entered into.
Invoices (related to agency fees) are issued in accordance with the contractual terms.

d. Employee benefits

(i) Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(ii) Defined contribution plan

Obligations for contributions to defined contribution plans are expensed as the related services is provided.

(iii) Long-term employee benefits

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

The Group recognizes each expense according to the services rendered for each subsidiary where the employee participating in the plan works, with the counterpart at:

(a) increase in equity if the services rendered are received in a transaction with a share-based payment settled in equity instruments;

(b) or, if the services rendered are acquired in a transaction with a share-based payment settled in cash (or other assets), a liability is recognized.

The fair value of the amount payable to employees related to the rights on the valuation of shares, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities during the period in which employees unconditionally acquire their right to payment. The liability is remeasured at each reporting date and on the settlement date, based on the fair value of the rights on the valuation of the shares. Any changes in the fair value of the liability are recognized in the profit or loss.

When the granting of an equity instrument is cancelled or settled during the vesting period, the entity must account for the cancellation or settlement as an acceleration of the vesting period and, therefore, must immediately recognize the amount that would be recognized as services received over the remaining vesting period.

In cases where the share-based compensation plan is cancelled, any payments made to employees at the time of the cancellation must be accounted for as a repurchase of an equity instrument, that is, in a reduction account of shareholders' equity, except if the payment exceeds the fair value of the equity instruments granted, measured on the repurchase date. Any surplus must be recognized as an expense for the period. However, if the share-based payment arrangement presents liabilities components, the entity must remeasure the fair value of the corresponding liability on the date of cancellation or settlement. Any payment made to settle these liability components should be accounted for as an extinguishment of the liability.

The Group does not have other long-term benefits, such as time-of-service leave, lifetime health plan and other time-service benefits, and post-employment obligation.

e. Finance income and finance costs

The Group's finance income and finance costs include:

  Interest income;
  Interest expense;
  The net gain or loss on financial assets measured at fair value through profit or loss;
  The foreign currency gain or loss on financial assets and financial liabilities;
  Hedge ineffectiveness recognized in profit or loss; and
  The reclassification of net gains and losses previously recognized in other comprehensive income on cash flow hedges of foreign currency risk.

Interest income or expense is recognized using the effective interest method.

The 'effective interest rate' is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

  the gross carrying amount of the financial asset; or
  at the amortized cost of the financial liability.

In calculating interest income or expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or the amortized cost of the liability. However, for financial assets that have become credit-impaired after the initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

f. Income tax

Income tax expenses comprise current and deferred tax, and social security contribution tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

The Group has determined that interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore accounted for them under IAS 37 - Provisions, Contingent Liabilities and Contingent Assets.

(i) Current tax

Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

(ii) Deferred taxes

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

  Temporary differences on the initial recognition of assets or liabilities in a transaction that:
  is not a business combination; and
  at the time of the transaction (i) affects neither accounting nor taxable profit or loss and (ii) does not give rise to equal taxable and deductible temporary differences;
  Temporary differences related to investments in subsidiaries to the extent that the Group is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and
  Taxable temporary differences arising from on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for each individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset only if certain criteria are met.

g. Cash and cash equivalents and financial investments

For the purpose of presentation in the statement of cash flows, cash and cash equivalents include cash on hand and in banks and short-term highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

The financial investments include foreign currencies, which may be subject to a significant exchange rate variation once translated to R$. The financial investments are amounts that do not meet the definition of cash and cash equivalents and are kept with the purposes of payment of accounts payable for business acquired.

h. Property, plant and equipment

(i) Recognition and measurement

Items of property, plant and equipment items are measured at cost, less accumulated depreciation and any accumulated impairment losses.

If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment.

Any gain or loss on the disposal of an item of property, plant and equipment is recognized in profit or loss.

(ii) Subsequent expenditure

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Group.

(iii) Depreciation

Depreciation is calculated to write-off the cost of items of property, plant and equipment less their estimated residual values under the straight-line method based over their estimated useful lives, and is generally recognized in profit and loss. The leasehold improvements are depreciated on a straight-line basis over the duration of the lease agreement. Land is not depreciated.

The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

IT equipment	2 to 5 years
Furniture and fixtures	7-10 years
Leasehold improvements	1 to 8 years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

i. Intangible assets and goodwill

(i) Recognition and measurement

Goodwill

Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses.

Brands and Customer relationship

Brands and customer relationship acquired through business combinations are recognized at their fair value at the acquisition date and amortized over their expected benefit period.

Non-compete agreement

Non-compete agreements acquired through business combinations are recognized at their fair value at the acquisition date and are amortized over the term of the agreements.

Software

Software licenses are capitalized based on the costs incurred to acquire the software and prepare them to be ready for use and amortized over their expected benefit period.

Costs associated with software maintenance are recognized as expenses as incurred. Development costs directly attributable to the design and testing of identifiable and unique software products, controlled by the Group, are recognized as intangible assets.

Directly attributable costs, which are capitalized as a part of the software product, include the costs of employees allocated to software development and an appropriate portion of the applicable indirect expenses.

Other development costs that do not meet these criteria for capitalization are recognized as expenses as they are incurred. Development costs previously recognized as expenses are not recognized as assets in subsequent periods.

Software in progress

Software in progress is capitalized only if the expenditure can be measured reliably, the product or progress is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient intention and resources to complete development and use or sell the asset. Otherwise, it is recognized in profit and loss as incurred. Subsequent to initial recognition, intangible in progress is measured at cost less any accumulated impairment losses.

(ii) Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including brands and patents, are recognized in profit or loss as incurred.

(iii) Amortization

Amortization is calculated to write-off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives, and is generally recognized in profit or loss. Goodwill is not amortized.

The estimated useful lives for current and comparative periods are as follows:

Software	5 years
Internally developed software	3 years
Customer relationship	6 – 19 years
Non-compete agreement	5 years
Brands	1-21 years

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

j. Financial instruments

(i) Recognition and initial measurement

Trade receivables are initially recognized on the date they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not measured at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. Trade receivable without a significant financing component is initially measured at the transaction price.

(ii) Classification and subsequent measurement

Financial assets - classification

Upon initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (“FVOCI”) — debt investment; FVOCI — equity investment; or at FVTPL.

Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

  It is held within a business model whose objective is to hold assets to collect contractual cash flows; and
  Its contractual terms give rise on specific dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets.

Financial asset – Business model assessment

The Group makes an assessment of the objective of the business model in which a financial asset is held in the portfolio level because this best reflects the way the business is managed and information is provided to Management. Information considered includes:

(i)	The stated policies and objectives set for the portfolio and the operation of those policies in practice. These include whether Management´s strategy focuses on achieving contractual interest income, maintaining a particular interest rate profile, matching the duration of financial assets with the duration of related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;
(ii)	How the performance of the portfolio is evaluated and reported to the Group's Management;
(iii)	The risks that affect the performance of the business model (and the financial assets held according to that business model) and how those risks are managed;

Financial asset – assessment of whether contractual cash flows are solely payments of principal and interest

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

  Contingent events that would change the amount or timing of cash flows;
  Terms that may adjust the contractual coupon rate, including variable-rate features;
  Prepayment and extension features; and
  Terms that limit the Group's claim to cash flows from specified assets (e.g., non-recourse features).

A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation for early termination of the contract. In addition, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition. The Group had no financial assets held outside trading business models that failed the solely payments of principal and interest assessment.

Financial assets - Subsequent measurement and gains and losses

Financial assets at FVTPL

These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial assets at amortized cost

These assets are subsequently measured at amortized cost under the effective interest method. The gross carrying amount is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Financial liabilities – classification, subsequent measurement and gains and losses

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as measured at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition, and the net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost under the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss. See note 27.1 for financial liabilities recognized in profit or loss.

(iii) Derecognition

Financial assets are derecognized when:

  The contractual rights to receive cash flows from the asset expires.
  The Group transfers the contractual rights to receive cash flows on a financial asset in a transaction in which: substantially all the risks and benefits of ownership of the financial asset or the Company neither transfers nor keeps substantially all the risks and benefits of ownership of the financial asset and does not have control over the financial asset.

Financial liabilities are derecognized when contractual obligations are withdrawn, canceled, or expired. The difference between the extinct book value and the consideration paid (including transferred assets or assumed liabilities) is recognized in the consolidated statements of profit or loss.

(iv) Offsetting

Financial assets and liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

(v) Derivative financial instruments

Derivatives are initially measured at fair value. Subsequent to initial recognition, derivatives are measured at fair value and changes therein are generally recognized in profit or loss.

(vi) Non-derivative financial instruments and hedge accounting

The Group designates certain non-derivative financial instruments as hedging instruments to hedge the variability in cash flows associated with highly probable forecast transactions arising from changes in foreign exchange rates.

At the inception of designated hedging relationships, the Group documents the risk management objective and strategy for undertaking the hedge. The Group also documents the economic relationship between the hedged item and the hedging instrument, including whether the changes in cash flows of the hedged item and the hedging instrument are expected to offset each other.

Cash flows hedges

When a non-derivative financial instrument is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the non-derivative financial instrument is recognized in Other Comprehensive Income (“OCI”) and accumulated in the hedging reserve. The effective portion of changes in the fair value of the non-derivative financial instrument that is recognized in OCI is limited to the cumulative change in fair value of the hedged item, determined on a present basis, from the inception of the hedge. Any ineffective portion of changes in the fair value of non-derivative financial instrument is recognized immediately in profit or loss, under the heading of “Net finance cost”.

The Group designates only the change in fair value of the spot element of forward exchange contracts as the hedging instrument in cash flow hedging relationships. The change in fair value of forward element of forward exchange contracts (forward points) is separately accounted for as a cost of hedging, recognized in other comprehensive income and accumulated in a separate component of equity.

When the hedged forecast transaction subsequently results in the recognition of a non-financial item such as financial investments, the amount accumulated in the hedging reserve and the cost of hedging reserve is included directly in the initial cost of the non-financial item when it is recognized.

For all other hedged forecast transactions, the amount accumulated in the hedging reserve and the cost of hedging reserve is reclassified to profit or loss, under the heading of “Net finance cost”, in the same period or periods during which the hedged expected future cash flows affect profit or loss.

If the hedge no longer meets the criteria for hedge accounting or the hedging instrument is sold, expires, is terminated or is exercised, then hedge accounting is discontinued prospectively. When hedge accounting for cash flow hedges is discontinued, the amount that has been accumulated in the hedge reserve remains in equity until, for a hedge of a transaction resulting in the recognition of a non-financial item, it is included in the non-financial item’s cost on its initial recognition or, for other cash flow hedges, it is reclassified to profit or loss in the same period or periods as the hedged expected future cash flows affect profit or loss, under the heading of “Net finance cost”.

If the hedged future cash flows are no longer expected to occur, then the amounts that have been accumulated in the hedging reserve and the cost of hedging reserve are immediately reclassified to profit or loss, under the heading of “Net finance cost”.

Additionally, when a financial instrument designated as a hedging instrument expires or is settled, the Group may replace it with another financial instrument, in order to ensure the continuity of the hedging relationship. Similarly, when a transaction designated as a hedged item takes place, the Group may designate the financial instrument that hedged that transaction as a hedging instrument in a new hedging relationship. The effective amount of gain or loss on the instrument is accounted in OCI and the ineffective amount under the heading of “Net finance cost”, with the accumulated gains and losses recognized in profit or loss. The ineffective portion of exchange rate variations arising from hedging instruments is recognized in profit or loss for the period, under the heading of “Net finance cost”.

k. Equity

Share capital

According to the Company’s Articles of Association, two classes of common shares are authorized: Class A common shares, which are entitled to one vote per share, and Class B common shares, which are entitled to ten votes per share and maintain a proportional ownership interest in the event that additional Class A common shares are issued. Incremental costs directly attributable to the issue of common shares are recognized as a deduction from equity.

Share premium

The share premium refers to the difference between the subscription price that the shareholders paid for the shares and their nominal value.

Treasury share reserve

Repurchase and reissue of shares:

When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are recognized at the treasury shares reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

Capital reserve

The capital reserves arise from the corporate restructuring that occurred in 2021, share-based payment arrangements (note 20.c) and share repurchase and issuance costs.

l. Impairment

(i) Non-derivative financial assets

Financial instruments and contract assets

The Group recognizes loss allowances for expected credit losses on:

  Financial assets measured at amortized cost (cash and cash equivalents and trade and other receivables); and
  Contract assets.

Loss allowances for trade receivables and contract assets are measured based on the estimate of lifetime expected credit losses.

When determining whether the credit risk of a financial assets has increased significantly since initial recognition and when estimating expected credit losses, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment, that includes forward-looking information.

The Group periodically reviews the economic circumstances and market conditions to define the client´s credit risk increasing.

The Group considers a trade receivables to be in default when the financial asset is more than 360 days past due.

The 12-month of expected credit losses are the portion of expected credit losses that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instruments is less than 12 months).

The maximum period considered when estimating the expected credit loss is the maximum contractual period over which the Group is exposed to credit risk.

(ii) Measurement of expected credit losses

The expected credit losses (ECL) are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive).

(iii) Credit-impaired financial assets

At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is “credit-impaired” when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Evidence that a financial asset is credit-impaired includes the following observable data:

  Significant financial difficulty of the debtor;
  A breach of contract such as a default or being more than 90 days past due;
  The restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;
  It is probable that the debtor will enter bankruptcy or other financial reorganization; or
  The disappearance of an active market for a security because of financial difficulties.

Presentation of allowance for expected credit losses in the statement of financial position

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.

(iv) Write-off

The gross carrying amount of a financial asset is written off when the Group has no reasonable expectation of recovering a financial asset in its entirety or a portion thereof. For individual customers, the Group may write off the gross carrying amount when the financial asset is 360 days past due based on historical experience of recoveries of similar assets, unless the Group has reasonable and supportable information to demonstrate that another writing off criterion is more appropriate. For corporate customers, the Group individually makes an assessment with respect to the timing and amount of write-off based on whether there is a reasonable expectation of recovery. The Group expects no significant recovery from the amount written off.

(v) Non-financial assets

At each reporting date, the Group reviews the carrying amounts of its non-financial assets (other than contract assets and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or cash-generating units (CGUs). Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal. Value in use is based on estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.

Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro-rata basis.

An impairment loss in respect of goodwill is not reversed. For other assets, impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

m. Provisions

Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

(i) Disputes and litigations

The provision for disputes and litigation is recognized when it is probable that the Group will be required to make future payments as a result of past events. Such payments include, but are not limited to, the various claims, processes and actions initiated by both third parties and the Group, relating to labor disputes, complaints from tax authorities and other judicial matters.

n. Leases

At inception of a contract or on modification, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

As a lessee, at commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices. However, for the leases of property the Group has elected not to separate non-lease components and account for the lease and non-lease components as a single lease component.

The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-to-use asset is initially measured at cost, which comprises the initial amount of the liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated under the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.

  Lease payments included in the measurement of the lease liability comprise the following:
  Fixed payments, including in-substance fixed payments;
  Variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;
  Amounts expected to be payable under a residual value guarantee; and
  The exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period of the Group are reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in the profit or loss if the carrying amount of the right-of-use asset has been reduced to nil.

Short-term leases and leases of low-value assets

The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognizes lease payments associated with these leases as expenses on a straight-line basis over the lease term.

The Group does not have any contract acting as a lessor.

o. Operating profit

Operating profit is the result generated from the continuing principal revenue-producing activities of the Group as well as other income and expenses related to operating activities. Operating profit excludes net finance costs, share of profit of equity-accounted investees and income taxes.

p. Fair value measurement

‘Fair value’ is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date of the principal or, in its absence, the most advantageous market to which the Group has access at that date. The fair value of a liability reflects its non-performance risk.

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities (see note 5).

When one is available, the Group measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as ‘active’ if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, then the Group uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.

If an asset or a liability measured at fair value has a bid price and an ask price, then the Group measures assets and long positions at a bid price and liabilities and short positions at an ask price.

The best evidence of the fair value of a financial instrument on initial recognition is normally the transaction price – i.e. the fair value of the consideration given or received. If the Group determines that the fair value on initial recognition differs from the transaction price and the fair value is evidenced neither by a quoted price in an active market for an identical asset or liability nor based in a valuation technique for which any unobservable inputs are judged to be insignificant in relation to the measurement, then the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value on initial recognition and the transaction price. Subsequently, that difference is recognized in profit or loss on an appropriate basis over the life of the instrument but not later than when the valuation is wholly supported by observable market data or the transaction is closed out.